Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill at beginning of the year	€ 3,643,995	€ 3,532,359
Business Combination	1,533,031
Translation differences	(586,528)	111,636
Goodwill at end of the year	4,590,498	3,643,995
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	8,025	9,362
Translation differences	(280)	(1,337)
Goodwill at end of the year	7,745	8,025
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc.
Goodwill
Goodwill at beginning of the year	193,039	186,907
Business Combination	40,101
Translation differences	(27,886)	6,132
Goodwill at end of the year	205,254	193,039
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	10,134	9,961
Translation differences	(591)	173
Goodwill at end of the year	9,543	10,134
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	2,108,139	2,041,137
Translation differences	(255,234)	67,002
Goodwill at end of the year	1,852,905	2,108,139
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year	6,000	6,000
Goodwill at end of the year	6,000	6,000
Progenika Biopharma, S.A. (Spain)
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis) (USA, Switzerland and Hong Kong)
Goodwill
Goodwill at beginning of the year	1,272,024	1,232,358
Business Combination	1,466,420
Translation differences	(302,537)	39,666
Goodwill at end of the year	2,435,907	€ 1,272,024
Kiro Grifols S.L (Spain) (formerly Kiro Robotics S.L)
Goodwill
Business Combination	26,510
Goodwill at end of the year	€ 26,510